Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Gain (loss) on cash flow hedges (interest-rate swap agreements) (Notes 6, Note 18)	$ 10	$ 12
Gain on transfer of other post-employment benefits (OPEB) (Note 19)	2	0
Other	7	4
Other comprehensive income (loss)	19	16
Amount reclassified, after-tax	(2)	8
Amount reclassified, before-tax	$ (3)	$ 12